HARTFORD HIGH YIELD HLS FUND (Prospectus Summary) | HARTFORD HIGH YIELD HLS FUND
HARTFORD HIGH YIELD HLS FUND
INVESTMENT GOAL.
The Fund seeks to provide high current income, and long-term total return.
YOUR EXPENSES.
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  Please note that fees and expenses in this table and the examples below do not include fees and expenses that will be applied at the variable annuity or variable life insurance contract level or by a qualified employee benefit plan and would be higher if such fees and expenses were included.  You should review your variable contract prospectus (or other disclosure document) or plan documents for more information on those fees and expenses.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees HARTFORD HIGH YIELD HLS FUND (USD $)	IA	IB
Maximum sales charge (load) as a percentage of offering price
Maximum deferred sales charge (load)
Exchange fees	none	none

Annual Fund Operating Expenses (expenses that are deducted from the fund’s assets)
Annual Fund Operating Expenses HARTFORD HIGH YIELD HLS FUND	IA	IB
Management fees	0.69%	0.69%
Distribution and service (12b-1) fees	none	0.25%
Other expenses	0.06%	0.06%
Total annual fund operating expenses	0.75%	1.00%

EXAMPLE.
The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

•                  Your investment has a 5% return each year

•                  The Fund’s operating expenses remain the same

•                  You reinvest all dividends and distributions.

Your actual costs may be higher or lower.  Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Expense Example HARTFORD HIGH YIELD HLS FUND (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
IA	77	240	417	930
IB	102	318	552	1,225

Expense Example, No Redemption HARTFORD HIGH YIELD HLS FUND (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
IA	77	240	417	930
IB	102	318	552	1,225

PORTFOLIO TURNOVER.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual Fund operating expenses or in the examples, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 94% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY
The Fund normally invests at least 80%, and may invest up to 100%, of its assets in non-investment grade debt securities (also referred to as “junk bonds”).  In seeking to achieve the Fund’s goal, the sub-adviser, Wellington Management Company, LLP (“Wellington Management”), invests in specific issuers and securities that it considers to be attractive for providing current income as well as total return.  The Fund may invest up to 15% of its net assets in bank loans or loan participation interests in secured or unsecured variable, fixed or floating rate loans to U.S. and foreign corporations, partnerships and other entities.  The Fund may invest up to 15% of its net assets in preferred stocks, convertible securities, and securities accompanied by warrants to purchase equity securities.  While the Fund will not make direct purchases of common stock, from time to time the Fund will hold positions in common stock as a result of certain events, such as among other things the exercise of conversion rights or warrants, as well as restructurings or bankruptcy plans of reorganization with respect to an issuer’s securities held by the Fund.  The Fund may invest up to 30% of its net assets in securities of foreign issuers, including from emerging markets, and up to 10% of its net assets in non-dollar securities.  The Fund may invest in bonds of any maturity and may trade securities actively.  The Fund may make use of derivatives investments, including futures and options, swap transactions, forwards and foreign currency transactions to manage risk, to replicate securities the Fund could buy that are not currently available in the market, or for other investment purposes.

MAIN RISKS.
The primary risks of investing in the Fund are described below.  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  As with any fund, there is no guarantee that the Fund will achieve its goal.  For more information regarding risks and investment matters please see “Additional Information Regarding Risks and Investment Strategies” in the Fund’s prospectus.

Market Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably.  Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

Interest Rate Risk - The risk that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall.  Generally, the longer the maturity of a bond or fixed rate loan, the more sensitive it is to this risk.  Falling interest rates also create the potential for a decline in the Fund’s income. These risks are greater during periods of rising inflation.

Credit Risk - Credit risk is the risk that the issuer of a security or other instrument will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.  The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Call Risk - Call risk is the risk that an issuer, especially during a period of falling interest rates, may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates.

Junk Bond Risk - Investments rated below investment grade (also referred to as “junk bonds”) are considered to be speculative and are subject to heightened credit risk, which may make the fund more sensitive to adverse developments in the U.S. and abroad.  Lower rated debt securities generally involve greater risk of default or price changes due to changes in the issuer’s creditworthiness than higher rated debt securities.  The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty.  There may be little trading in the secondary market for particular debt securities, which may make them more difficult to value or sell.

Event Risk - Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt.  As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.

Foreign Investments Risk — Investments in foreign securities may be riskier than investments in U.S. securities.  Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries and regions, may affect the value of the Fund’s investments in foreign securities.  Changes in currency exchange rates may also adversely affect the Fund’s foreign investments.

Liquidity Risk — The risk that a particular investment may be difficult to sell and that the Fund may be unable to sell the investment at an advantageous time or price.  Securities that are liquid at the time of purchase may later become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions.  Illiquid securities may be difficult to value and their value may be lower than the market price of comparable liquid securities, which would negatively affect the Fund’s net asset value.

Volatility Risk - Share price, yield and total return may fluctuate more than with funds that use a different investment strategy.

Investment Strategy Risk - The risk that, if the sub-adviser’s investment strategy does not perform as expected, the Fund could underperform its peers or lose money.  There is no guarantee that the Fund’s investment objective will be achieved.

Derivatives Risk - Derivatives are instruments whose value depends on, or is derived from, the value of an underlying asset, reference rate or index.  Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment.  Successful use of derivative instruments by the Fund depends on the sub-adviser’s judgment with respect to a number of factors and the Fund’s performance could be worse and/or more volatile than if it had not used these instruments.  In addition, the fluctuations in the value of derivatives may not correlate perfectly with the value of any portfolio assets being hedged, the performance of the asset class to which the sub-adviser seeks exposure, or the overall securities markets.

Leverage Risk — Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly. Leverage may also cause the Fund to be more volatile than if it had not been leveraged.  The use of leverage may cause the Fund to liquidate portfolio positions to satisfy its obligations or to meet asset segregation requirements when it may not be advantageous to do so.

Active Trading Risk - Active trading could increase the Fund’s transaction costs (thus affecting performance).

The Fund is subject to certain other risks, which are described elsewhere in this prospectus.

PAST PERFORMANCE.

The performance information below indicates the risks of investing in the Fund.  Keep in mind that past performance does not indicate future results.  Updated performance information is available at www.hartfordfunds.com.  The returns:

•                  Assume reinvestment of all dividends and distributions

•                  Include the Fund’s performance when the Fund’s portfolio was managed by a previous sub-adviser

•                  Would be lower if the Fund’s operating expenses had not been limited.

•                  Would be lower if the effect of sales charges or other fees that may be applied at the contract or plan level were included.

The bar chart:

•                  Shows how the Fund’s total return has varied from year to year

•                  Shows the returns of the Fund’s Class IA shares.  Because all of the Fund’s shares are invested in the same portfolio of securities, returns for the Fund’s Class IB shares differ only to the extent that the classes do not have the same expenses.

Total returns by calendar year

Highest/Lowest quarterly results during the periods shown in the bar chart were: Highest 14.77% (3rd quarter, 2009) Lowest -17.85% (4th quarter, 2008)
AVERAGE ANNUAL TOTAL RETURNS.
The table below shows returns for the Fund over time compared to those of a broad-based market index.  For more information regarding returns see the “Performance Notes” section in the Fund’s prospectus.

Average annual total returns for periods ending 12/31/12
Average Annual Total Returns HARTFORD HIGH YIELD HLS FUND	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
IA	Class IA	14.31%	9.35%	9.21%
IB	Class IB	14.03%	9.08%	8.94%
Barclays Capital U.S. Corporate High-Yield Bond Index	Barclays U.S. Corporate High Yield Index (reflects no deduction for fees, expenses or taxes)	15.81%	10.34%	10.62%